Revenues (Schedule of Disaggregation of Revenues Based on Time) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 163,163	$ 170,236	$ 318,463	$ 324,069
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	121,088	129,462	236,806	243,457
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	42,075	40,774	81,657	80,612
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	110,341	118,403	215,432	222,320
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	110,341	118,403	215,432	222,320
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	52,822	51,833	103,031	101,749
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	10,747	11,059	21,374	21,137
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 42,075	$ 40,774	$ 81,657	$ 80,612